Selling, General and Administrative - Schedule of Selling, General and Administrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees' compensation				$ 1,028,369	$ 0	$ 150,099	$ (736)	$ 31,206
Total		$ 6,475,430	$ 429,467	7,284,196	757,410
Selling, General and Administrative Expenses [Member]
Employees' compensation		3,011,778	254,177	3,552,243	403,444
Outsourced service	[1]	2,914,849	22,092	3,134,723	76,804
Other expenses		$ 548,803	87,110	$ 597,230	175,660
Depreciation/amortization			$ 66,088		$ 101,502

[1]	Out of $3,134,723, for the six months ended June 30, 2022, and $2,914,849, for the three months ended June 30, 2022, $291,708 was charged under the SSA contract for the six months ended June 30, 2022, and $163,649 was charged for the three months ended June 30,2022. (refer to Note 4).